JOHN HANCOCK VARIABLE INSURANCE TRUST

200 Berkeley Street

Boston, MA 02116

January 13, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

       Re:          John Hancock Variable Insurance Trust (the “Trust”),

on behalf of its series Lifestyle Growth Portfolio and Managed Volatility Growth Portfolio (the “Funds”)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust, we are filing today a registration statement on Form N-14 (the “Registration Statement”) by electronic submission via EDGAR relating to the issuance of shares of the Funds in connection with the reorganizations set forth below.

Acquired Fund	Acquiring Fund

Managed Volatility Aggressive Portfolio	into Managed Volatility Growth Portfolio

Lifestyle Aggressive Portfolio	into Lifestyle Growth Portfolio

The Registration Statement is proposed to become effective on February 12, 2021 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No fees are required in connection with this filing. If you have any questions or comments concerning the foregoing, please contact Abigail Hemnes at Abigail.Hemnes@klgates.com or at (508) 284-8235 or Betsy Seel at bseel@jhancock.com.

Sincerely,

/s/ Betsy Anne Seel
Betsy Anne Seel Assistant Secretary of the Trust